Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 18,431,209		$ 49,622,714		$ 59,966,031	$ 84,859,915
RMB
Foreign Currency Risk [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 13,768,368	¥ 87,782,986	$ 42,953,388	¥ 280,266,558